Loss Per Common Share	6 Months Ended
Jun. 30, 2014
LOSS PER COMMON SHARE [Abstract]
LOSS PER COMMON SHARE
NOTE 12: LOSS PER COMMON SHARE

Loss per share is calculated by dividing net loss by the weighted average number of shares of Navios Holdings outstanding during the period.
For the three month period ended June 30, 2014, 3,692,158 potential common shares and 8,472,835 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.
For the three month period ended June 30, 2013, 2,283,704 potential common shares and 8,479,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2014, 4,010,213 potential common shares and 8,475,918 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.
For the six month period ended June 30, 2013, 2,074,295 potential common shares and 8,479,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Three Month Period Ended June 30, 2014	Three Month Period Ended June 30, 2013	Six Month Period Ended June 30, 2014	Six Month Period Ended June 30, 2013
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (36,680)	$ (15,881)	$ (34,627)	$ (26,036)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(1,573)	(423)	(2,800)	(841)
Loss available to Navios Holdings common stockholders, basic	$ (38,253)	$ (16,304)	(37,427)	$ (26,877)
Loss available to Navios Holdings common stockholders, diluted	$ (38,253)	$ (16,304)	(37,427)	$ (26,877)

Denominator:
Denominator for basic net loss per share attributable to Navios	102,947,944	101,783,378	102,718,368	101,771,451
Holdings common stockholders — weighted average shares
Denominator for diluted net loss per share attributable to Navios Holdings common stockholders- weighted average shares	102,947,944	101,783,378	102,718,368	101,771,451

Basic net losses per share attributable to Navios Holdings common stockholders	$ (0.37)	$ (0.16)	$ (0.36)	$ (0.26)
Diluted net losses per share attributable to Navios Holdings common stockholders	$ (0.37)	$ (0.16)	$ (0.36)	$ (0.26)